Quarterly Holdings Report
for
Fidelity Freedom® 2050 Fund
December 31, 2024
F50-NPRT3-0325
1.843411.118
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	11,390,316	110,030,451
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,142,664	8,421,432
Fidelity Series Emerging Markets Debt Fund (b)	11,778,178	93,047,608
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,237,209	27,678,138
Fidelity Series Floating Rate High Income Fund (b)	1,951,499	17,563,489
Fidelity Series High Income Fund (b)	11,553,524	99,475,844
Fidelity Series International Credit Fund (b)	604,142	4,984,174
Fidelity Series International Developed Markets Bond Index Fund (b)	19,281,567	167,363,999
Fidelity Series Long-Term Treasury Bond Index Fund (b)	122,741,554	651,757,654
Fidelity Series Real Estate Income Fund (b)	1,799,478	17,670,877
TOTAL BOND FUNDS (Cost $1,473,760,266)		1,197,993,666

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	28,385,990	355,392,594
Fidelity Series Blue Chip Growth Fund (b)	50,526,480	1,002,445,355
Fidelity Series Commodity Strategy Fund (b)	424,771	36,598,243
Fidelity Series Growth Company Fund (b)	76,086,622	1,823,796,326
Fidelity Series Intrinsic Opportunities Fund (b)	28,286,289	300,683,248
Fidelity Series Large Cap Stock Fund (b)	78,087,672	1,792,112,062
Fidelity Series Large Cap Value Index Fund (b)	33,235,930	542,078,012
Fidelity Series Opportunistic Insights Fund (b)	45,123,923	1,091,547,701
Fidelity Series Small Cap Core Fund (b)	4,898,557	59,811,382
Fidelity Series Small Cap Discovery Fund (b)	15,552,442	169,210,571
Fidelity Series Small Cap Opportunities Fund (b)	27,972,178	409,232,965
Fidelity Series Stock Selector Large Cap Value Fund (b)	88,283,912	1,209,489,596
Fidelity Series Value Discovery Fund (b)	71,586,012	1,109,583,190
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,109,759,205)		9,901,981,245

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	34,060,432	534,067,568
Fidelity Series Emerging Markets Fund (b)	50,655,305	439,688,049
Fidelity Series Emerging Markets Opportunities Fund (b)	97,807,543	1,791,834,195
Fidelity Series International Growth Fund (b)	78,047,907	1,360,375,025
Fidelity Series International Small Cap Fund (b)	15,409,086	249,627,187
Fidelity Series International Value Fund (b)	114,818,216	1,368,633,136
Fidelity Series Overseas Fund (b)	101,485,240	1,363,961,631
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,088,034,596)		7,108,186,791

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56 to 4.58	100,000	99,835
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	3,880,000	3,880,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	16,820,000	16,778,351
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	21,610,000	21,538,902
US Treasury Bills 0% 1/9/2025 (d)	4.58	1,290,000	1,288,944
US Treasury Bills 0% 2/27/2025 (d)	4.45	1,750,000	1,738,510
US Treasury Bills 0% 2/6/2025 (d)	4.47 to 4.48	350,000	348,563
US Treasury Bills 0% 3/13/2025 (d)	4.30 to 4.33	490,000	486,018
US Treasury Bills 0% 3/27/2025 (d)	4.28	4,720,000	4,673,857
TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,820,190)			50,832,980

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $12,668,241)	4.36	12,665,708	12,668,241

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,735,042,498)	18,271,662,923
NET OTHER ASSETS (LIABILITIES) - 0.0%	9,129,554
NET ASSETS - 100.0%	18,280,792,477

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,380	Mar 2025	156,457,500	(5,179,518)	(5,179,518)
ICE MSCI Emerging Markets Index Contracts (United States)	5,241	Mar 2025	281,389,290	(9,747,379)	(9,747,379)

TOTAL EQUITY CONTRACTS					(14,926,897)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,973	Mar 2025	323,313,750	(2,745,030)	(2,745,030)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3,646	Mar 2025	415,074,313	(13,118,220)	(13,118,220)

TOTAL INTEREST RATE CONTRACTS					(15,863,250)

TOTAL PURCHASED					(30,790,147)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,154	Mar 2025	342,492,775	11,118,950	11,118,950

TOTAL FUTURES CONTRACTS					(19,671,197)
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,327,983.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,969,445	385,536,085	390,836,966	946,664	(323)	-	12,668,241	12,665,708	0.0%
Total	17,969,445	385,536,085	390,836,966	946,664	(323)	-	12,668,241	12,665,708

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,693,870	127,211,456	25,447,325	2,218,712	117,866	(545,416)	110,030,451	11,390,316
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,041,667	635,002	1,005,156	302,353	(54,640)	(195,441)	8,421,432	1,142,664
Fidelity Series All-Sector Equity Fund	342,912,438	40,475,903	49,238,628	23,260,850	6,996,051	14,246,830	355,392,594	28,385,990
Fidelity Series Blue Chip Growth Fund	949,530,781	211,034,455	259,056,092	91,791,501	46,684,854	54,251,357	1,002,445,355	50,526,480
Fidelity Series Canada Fund	518,264,132	73,282,156	70,468,100	15,915,590	13,239,368	(249,988)	534,067,568	34,060,432
Fidelity Series Commodity Strategy Fund	122,579,707	41,776,162	121,304,799	4,534,232	(71,250,007)	64,797,180	36,598,243	424,771
Fidelity Series Emerging Markets Debt Fund	93,593,976	9,706,096	10,907,273	3,998,828	125,981	528,828	93,047,608	11,778,178
Fidelity Series Emerging Markets Debt Local Currency Fund	29,840,574	2,209,348	3,031,698	1,279,063	(10,691)	(1,329,395)	27,678,138	3,237,209
Fidelity Series Emerging Markets Fund	487,795,753	61,447,534	109,053,065	12,301,632	5,504,632	(6,006,805)	439,688,049	50,655,305
Fidelity Series Emerging Markets Opportunities Fund	1,968,309,731	129,670,500	367,815,364	36,662,726	12,394,024	49,275,304	1,791,834,195	97,807,543
Fidelity Series Floating Rate High Income Fund	17,766,005	1,892,067	1,996,531	1,227,579	5,482	(103,534)	17,563,489	1,951,499
Fidelity Series Government Money Market Fund	263,754	15,939,758	16,203,512	185,527	-	-	-	-
Fidelity Series Growth Company Fund	1,772,438,983	409,798,692	473,772,676	215,076,591	73,375,475	41,955,852	1,823,796,326	76,086,622
Fidelity Series High Income Fund	95,642,829	15,778,102	13,704,234	5,012,033	228,341	1,530,806	99,475,844	11,553,524
Fidelity Series International Credit Fund	4,945,986	239,346	259,464	239,347	(2,885)	61,191	4,984,174	604,142
Fidelity Series International Developed Markets Bond Index Fund	-	177,833,490	6,323,687	2,843,574	12,670	(4,158,474)	167,363,999	19,281,567
Fidelity Series International Growth Fund	1,472,931,821	180,684,333	204,958,265	56,298,927	40,160,281	(128,443,145)	1,360,375,025	78,047,907
Fidelity Series International Small Cap Fund	274,691,205	34,400,619	41,048,400	23,784,291	6,660,636	(25,076,873)	249,627,187	15,409,086
Fidelity Series International Value Fund	1,484,810,124	161,788,296	206,229,563	61,654,556	30,698,062	(102,433,783)	1,368,633,136	114,818,216
Fidelity Series Intrinsic Opportunities Fund	333,545,044	63,416,671	63,269,879	36,724,987	2,664,592	(35,673,180)	300,683,248	28,286,289
Fidelity Series Investment Grade Bond Fund	-	28,807,730	28,967,891	81,646	160,161	-	-	-
Fidelity Series Large Cap Stock Fund	1,670,460,792	284,567,298	249,253,609	138,803,928	52,214,156	34,123,425	1,792,112,062	78,087,672
Fidelity Series Large Cap Value Index Fund	524,288,255	99,596,239	94,304,266	15,840,577	13,980,981	(1,483,197)	542,078,012	33,235,930
Fidelity Series Long-Term Treasury Bond Index Fund	891,345,154	85,671,488	286,589,119	20,601,840	(96,844,676)	58,174,807	651,757,654	122,741,554
Fidelity Series Opportunistic Insights Fund	1,056,183,422	174,791,127	226,198,573	69,536,165	42,442,804	44,328,921	1,091,547,701	45,123,923
Fidelity Series Overseas Fund	1,476,832,691	129,190,589	181,567,709	30,348,408	30,700,097	(91,194,037)	1,363,961,631	101,485,240
Fidelity Series Real Estate Income Fund	17,796,021	1,607,456	2,015,355	942,969	42,073	240,682	17,670,877	1,799,478
Fidelity Series Short-Term Credit Fund	1,232,687	-	1,226,430	1,415	26,221	(32,478)	-	-
Fidelity Series Small Cap Core Fund	46,735,192	19,628,864	7,528,556	737,352	719,907	255,975	59,811,382	4,898,557
Fidelity Series Small Cap Discovery Fund	144,639,070	77,032,062	29,975,572	15,265,697	1,305,032	(23,790,021)	169,210,571	15,552,442
Fidelity Series Small Cap Opportunities Fund	489,499,624	107,366,407	172,695,239	42,514,387	20,454,297	(35,392,124)	409,232,965	27,972,178
Fidelity Series Stock Selector Large Cap Value Fund	1,169,678,219	286,539,079	227,441,921	112,129,140	29,375,580	(48,661,361)	1,209,489,596	88,283,912
Fidelity Series Value Discovery Fund	1,044,580,595	284,248,931	200,240,106	43,435,072	25,773,096	(44,779,326)	1,109,583,190	71,586,012
	18,520,870,102	3,338,267,256	3,753,098,057	1,085,551,495	287,899,821	(185,777,420)	18,208,161,702	1,226,214,638

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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